Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities:
Net loss	$ (12,405,784)	$ (244,008)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	102	9,917
Deferred tax benefit		(110)
Amortization of operating lease right-of-use assets	35,603	44,172
Share-based compensation	14,245,605	81,546
Change in fair value of convertible notes		320,218
Changes in operating assets and liabilities:
Accounts receivable	3,693,968	(3,050,210)
Prepayments and other assets	316,268	(128,358)
Due from related parties	(202)	(2,467)
Accounts payable	312,349	(251,934)
Advance from customers	1,143,495	(83,551)
Accrued expenses and other liabilities	(776,092)	(155,862)
Taxes payable	(7,756)	4,249
Operating leases liabilities	(35,603)	(44,192)
Net cash provided by (used in) operating activities	6,521,953	(3,500,590)
Cash flows from investing activities:
Additions to property and equipment	(5,071)
Net cash used in investing activities	(5,071)
Cash flows from financing activities:
Repayment to related parties	(623,659)	(2,010,521)
Loans from related parties	612,686	5,856,540
Repayment of long-term bank loans	(495,180)	(460,579)
Cash received from warrants exercised	375,130
Proceeds from convertible notes		1,324,910
Repayment of convertible notes		(62,925)
Net cash (used in) provided by financing activities	(131,023)	4,647,425
Net increase in cash and cash equivalents	6,385,859	1,146,835
Cash and cash equivalents, beginning of period	6,862,970	2,219,973
Cash and cash equivalents, end of period	13,248,829	3,366,808
Supplemental disclosure information:
Cash paid for income tax	1,548	4,139
Cash paid for interest	30,214	303,120
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	152,672
Ordinary Shares issued for settlement of convertible notes		8,468
Ordinary Shares issued for deferred compensation expense	9,981,949	744,179
Ordinary Shares issued for settlement of liabilities in a private placement	$ 4,452,999